Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 85,000
Fair value of financial instruments	(87,806)	(158,946)
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(8,916)	(18,407)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,573)	(3,248)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,132)	(4,403)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,231)	(10,775)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(880)	(2,671)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(880)	(2,671)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(787)
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(787)
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb. 21, 2007
Termination date	Feb. 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(7,771)	(11,122)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug. 04, 2008
Termination date	Aug. 05, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(1,592)
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(12,933)	(19,783)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(21,125)	(26,075)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep. 28, 2012
Termination date	Jun. 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(3,737)	(5,852)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug. 22, 2011
Termination date	Aug. 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,015)	(5,087)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Jan. 31, 2013
Termination date	Jan. 29, 2021
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(9,981)	(16,672)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan. 15, 2014
Termination date	Jan. 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,603)	(4,931)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb. 15, 2014
Termination date	Feb. 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,595)	(4,990)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar. 15, 2014
Termination date	Mar. 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,555)	(5,019)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(754)	(1,892)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(728)	(1,949)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(878)	(2,009)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(606)	(1,751)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(522)	(1,684)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(467)	(1,703)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(374)	(1,050)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(304)	(1,030)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(325)	(1,006)
Interest rate swap agreement 28 [member]
Derivative [Line Items]
Effective date	Jun. 28, 2013
Termination date	Jun. 23, 2020
Notional Amount	76,400
Fixed rate	1.53%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	1,587	0
Interest rate swap agreement 29 [member]
Derivative [Line Items]
Effective date	Aug. 28, 2013
Termination date	Aug. 28, 2020
Notional Amount	76,400
Fixed rate	1.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	1,492	0
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (87,806)	$ (158,946)